Commitments and Contingencies	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
Note 12 — Commitments and Contingencies

Employment Agreements

Upon the closing of the acquisition of King’s Gaming, Iao Kun entered into two employment contracts with Mr. Mok and Mr. Wong. Effective on August 31, 2016, Mr. Mok and Mr. Wong resigned as operating officers of the Company. Upon the closing of the acquisition of Bao Li, the Company entered into employment agreements with Mr. Lou and Mr. Lei. Upon the acquisition of the Oriental VIP Room, the Company entered into a five year employment agreement with Vong Veng Im. Effective on September 30, 2016, Vong Veng Im resigned as operating officer of the Company. The employment agreement with Mr. Lam expired on February 2, 2015 and is continuing on the same terms on a month to month basis.

On May 1, 2015, the Company entered into employment agreements with Mr. Vong (Chief Executive Officer), Mr. Lam Chou In (Chief Operating Officer) and Mr. Yip Cheuk Fai (Chief Financial Officer). Each of the agreements is for a period of three years and each executive is entitled to paid vacation in accordance with the Company’s policies and other customary benefits.

Annual minimum compensation for the terms of the employment agreements for terms greater than one year, as amended, is as follows at June 30, 2016:

2016 (6 months)	$641,112
2017	1,174,224
2018	484,261
Total	$2,299,597

The employment agreements provide that the executive, during the period of five years following the termination of his employment, shall not compete with AGRL or solicit any of its employees. The agreements with each of Leong Siak Hung, Li Chun Ming Raymond, Lam Man Pou, Vong Hon Kun and Lam Chou In contain provisions prohibiting the executives, during their respective terms of employment, from selling, hypothecating or otherwise transferring more than 20% of any Ordinary Shares that may be transferred to them by Spring Fortune from shares it received or receives as a result of the acquisition. If an executive’s employment is terminated for any reason prior to the expiration of the employment term, or if the executive breaches the confidentiality and non-competition and non-solicitation provisions of his employment agreement, the executive is obligated to transfer and assign to the Company all securities then held by him and all rights to receive securities in the future, which securities will be canceled.

Total compensation charged to operations during the three month periods ended June 30, 2016 and 2015, related to these employment agreements were approximately $321,000 and $272,000, respectively; during the six month periods ended June 30, 2016 and 2015, related to these employment contracts were approximately $641,000 and $495,000, respectively.

Office Lease

The Company has an office lease in Macau for executive offices which will expire in April 2018.  The Company also rents a storage space on a month to month basis for $1,544 per month. Minimum future lease payments are $21,219, $42,638 and 10,660 for the years ended December 31, 2016, 2017 and 2018, respectively. Rent expense was $15,307 and $22,350 for the three month periods ended June 30, 2016 and 2015, respectively; and $30,588 and $47,337 for the six month periods ended June 30, 2016 and 2015, respectively.

Gaming Table Rentals

Beginning in September 2015, the Company no longer pays a monthly rental for gaming tables in its Oriental VIP Room and has reduced its percentage of revenue sharing. Rental expense charged to operations for gaming table rentals was $0 and $851,185 for the three month periods ended June 30, 2016 and 2015, respectively; and $0 and $1,779,750 for the six month periods ended June 30, 2016 and 2015, respectively.

Revenue Sharing

Beginning in September 2012, the Company has adopted a new program to allow certain cash basis junket agents (non-marker) to share in the risk of wins and losses in the VIP gaming rooms. The maximum percentage of sharing that the junket agent may elect to share in the risk of wins and losses is limited to their percentage of rolling chip turnover during the previous month. The junket agent must make its election by the second day of the subsequent month and may elect from zero percent to the maximum percent. A total of approximately $50,000 was recorded as additional commission income in July 2016 for participating junket agents based on June 2016 rolling chip turnover. Due to fluctuations in wins and losses as well as the agents’ participation, levels, the total amount of revenues and losses shared as well as their percentage of rolling chip turnover may fluctuate significantly.

Certain Risks and Uncertainties

The Group’s operations are dependent on the annual renewal of the gaming licenses by the Macau SAR to the Promoter Companies and the registration of the Collaborator by the licensed gaming promoter.  The tenure of the Promotion Entities acting as gaming promoters and collaborator for the Casinos is subject to the Gaming Representative / Gaming Promoter Arrangements and Collaborator Agreement.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau and Hong Kong. To the extent that junket agents of the Group, through the Promotion Entities, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The Group receives all of their revenue from casino operators within the Asia-Pacific Region. If economic conditions in these areas were to decline materially or additional casino licenses to new casino operators were awarded in these locations, the Group’s consolidated results of operations could be materially affected.

The Company has experienced a continued decrease in rolling chips turnover which lead to decreases in revenue and working capital in 2016 and had an accumulated deficit of approximately US$46.0 million at June 30, 2016. In the third quarter of 2016, the Company is in default on its credit agreement with Galaxy Casino Company after closing of Sang Heng and Seng Lung VIP rooms. Management has taken several actions to ensure that the Company will have sufficient capital for operations, including the closing four VIP rooms in the third quarter of 2016 as a cost-cutting measures, accelerating the collection of marker receivable, reducing its operating expenses, restructuring debt, and preserving its capital position in due course.

Based on the Company’s projected cash requirement for operations, its current available cash and cash equivalents of approximately US$5.7 million as of June 30, 2016 and its projected twelve-month cash flow pursuant to management’s current plan, management believes it will have adequate resources to fund operations for at least the next twelve months. While management will take actions to accelerate the collection of markers receivable and continue negotiating with the casino operators on the payment schedule for the outstanding lines of credit, there can be no assurance that these events will happen; if one or both of these do not occur or the Company’s business strategy is not successful in addressing its current financial issues, substantial doubt exists about the Company’s ability to continue as a going concern. If cash generated from operations and collected from markers receivable is insufficient to satisfy the Company’s working capital, the Company may be required to obtain additional loans from certain shareholders. The Company has no other formal commitments for funding future needs of the Group at this time and any additional financing during next twelve month, if required, may not be available to the Company on acceptable terms or at all.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.